issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT FIVE

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 2, 2022
This updating summary prospectus provides updated information about Seasons Select II, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.aig.com\ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
MAV Benefit Base - For certain Living Benefits, a value used to determine the fee and the maximum amount that maybe withdrawn each year.
Purchase Payments - The money you give us to buy and invest in the contract.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares or one of the Underlying Funds. Each Underlying fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 3, 2021. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.aig.com/ProductProspectuses for more information.
Underlying Funds
•	The SA Wellington Real Return Portfolio was renamed the SA American Century Inflation Protection Portfolio and the subadvisor changed from Wellington Management Company LLP to American Century Investment Management, Inc. on February 22, 2022.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
• Contracts without Seasons Rewards. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 7%, as a percentage of each Purchase Payment withdrawn.
• Contracts with Seasons Rewards. If you withdraw money from your contract within 9 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 9%, as a percentage of each Purchase Payment withdrawn.
	For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7% or $9,000 if your maximum withdrawal charge is 9%.			Expenses – Withdrawal Charges
Transaction Charges	In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation Phase. There may also be taxes on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.			Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.40%	1.40%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.76%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15% [1]	0.80% [3]
[1] As a percentage of the average daily ending net asset value allocated to Variable Portfolios.
[2] As a percentage of Underlying Fund net assets.
[3] As a percentage of the MAV Benefit Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,660	Highest Annual Cost: $3,416
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Underlying Fund fees and expenses
• No optional benefits
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Underlying Fund fees and expenses
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals
3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.
• The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
• Each investment option (including each Fixed Account option) has its own unique risks.
• You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.aig.com/annuities.
RESTRICTIONS
Investments	• Certain investment options may not be available under your contract.
• You may transfer funds between the investment options, subject to certain restrictions.
• Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
• The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
• Your ability to transfer amounts to a Fixed Account option may be restricted.
	• We reserve the right to remove or substitute Underlying Funds as investment options.	Investment Options
Optional Benefits	• Additional restrictions and limitations apply under the contract’s optional benefits.
	• Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.	Optional Living Benefits Death Benefits
TAXES
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.
	• Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.	Payments in Connection with Distribution of the Contract
Exchanges	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
4

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.aig.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	Balanced Growth Strategy[1] – Class 2[2] SA Multi-Managed Income/Equity Portfolio Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.30%*	-2.80%	9.45%	7.70%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%*	18.34%	12.04%	11.47%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.02%	19.63%	22.74%	18.60%
	Balanced Growth Strategy[1] – Class 3 SA Multi-Managed Income/Equity Portfolio Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.40%*	-2.90%	9.33%	7.59%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.11%*	18.20%	11.92%	11.36%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.12%	19.51%	22.61%	18.47%
	Conservative Growth Strategy[1] – Class 2[2] SA Multi-Managed Income Portfolio Morgan Stanley Investment Management Inc. Wellington Management Company LLP	1.39%*	-2.36%	6.61%	5.46%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%*	18.34%	12.04%	11.47%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.02%	19.63%	22.74%	18.60%
	Conservative Growth Strategy[1] – Class 3 SA Multi-Managed Income Portfolio Morgan Stanley Investment Management Inc. Wellington Management Company LLP	1.49%*	-2.40%	6.51%	5.36%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.11%*	18.20%	11.92%	11.36%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.12%	19.51%	22.61%	18.47%
	Growth Strategy[1] – Class 2[2] SA Multi-Managed Growth Portfolio J.P. Morgan Investment Management Inc. Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.42%*	1.68%	14.81%	12.46%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%*	18.34%	12.04%	11.47%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.02%	19.63%	22.74%	18.60%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	Growth Strategy[1] – Class 3 SA Multi-Managed Growth Portfolio J.P. Morgan Investment Management Inc. Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.52%*	1.59%	14.71%	12.35%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.11%*	18.20%	11.92%	11.36%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.12%	19.51%	22.61%	18.47%
	Moderate Growth Strategy[1] – Class 2[2] SA Multi-Managed Moderate Growth Portfolio J.P. Morgan Investment Management Inc. Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.25%*	1.49%	12.61%	10.65%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%*	18.34%	12.04%	11.47%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.02%	19.63%	22.74%	18.60%
	Moderate Growth Strategy[1] – Class 3 SA Multi-Managed Moderate Growth Portfolio J.P. Morgan Investment Management Inc. Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.35%*	1.40%	12.51%	10.55%
	SA Putnam Asset Allocation Diversified Growth Portfolio SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.11%*	18.20%	11.92%	11.36%
	SA T. Rowe Price Growth Stock Portfolio T. Rowe Price Associates, Inc.	1.12%	19.51%	22.61%	18.47%
	SA Allocation Balanced Portfolio[3] – Class 3 SunAmerica Asset Management, LLC	1.00%*	7.31%	8.12%	7.15%
	SA Allocation Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC	1.07%*	15.69%	12.65%	10.90%
	SA Allocation Moderate Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC	1.03%*	12.46%	11.01%	9.32%
	SA Allocation Moderate Portfolio[3] – Class 3 SunAmerica Asset Management, LLC	1.02%*	10.42%	9.92%	8.41%
Bond	Fidelity VIP Investment Grade Bond Portfolio[4] – Service Class 2 Fidelity Management & Research Company	0.64%	-0.90%	4.08%	3.29%
	SA American Century Inflation Protection Portfolio[5,6] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.[6]	0.89%*	4.24%	3.62%	2.02%
	SA DFA Ultra Short Bond Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.65%	-0.68%	0.68%	0.16%
	SA DFA Ultra Short Bond Portfolio[5] – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.75%	-0.78%	0.60%	0.07%
	SA Multi-Managed Diversified Fixed Income Portfolio[5] – Class 2[2] PineBridge Investments, LLC Wellington Management Company LLP	0.84%	-1.61%	3.52%	2.75%
	SA Multi-Managed Diversified Fixed Income Portfolio[5] – Class 3 PineBridge Investments, LLC Wellington Management Company LLP	0.94%	-1.69%	3.43%	2.65%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Cash	Goldman Sachs VIT Government Money Market Fund[4] – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.01%	0.82%	0.42%
Stock	Fidelity VIP Contrafund Portfolio[4] – Class 2 Fidelity Management & Research Company	0.85%	27.51%	19.87%	16.35%
	Fidelity VIP Equity-Income Portfolio[4] – Class 2 Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%
	Fidelity VIP Mid Cap Portfolio[4] – Class 2 Fidelity Management & Research Company	0.86%	25.31%	13.32%	13.00%
	Fidelity VIP Overseas Portfolio[4] – Class 2 Fidelity Management & Research Company	1.02%	19.39%	14.15%	10.55%
	SA AB Growth Portfolio[7] – Class 2[2] SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.77%	28.60%	25.86%	20.70%
	SA AB Growth Portfolio[7] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.87%	28.46%	25.74%	20.57%
	SA American Funds Global Growth Portfolio[4,8] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	16.11%	19.36%	15.33%
	SA American Funds Growth Portfolio[4,8] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	21.69%	25.11%	19.38%
	SA American Funds Growth-Income Portfolio[4,8] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	23.68%	16.06%	15.07%
	SA Columbia Focused Value Portfolio[7] – Class 2[2] Columbia Management Investment Advisers, LLC	0.87%*	25.42%	12.77%	13.40%
	SA Columbia Focused Value Portfolio[7] – Class 3 Columbia Management Investment Advisers, LLC	0.97%*	25.30%	12.65%	13.29%
	SA Multi-Managed International Equity Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC Schroder Investment Management North America Inc. and T. Rowe Price Associates, Inc.	1.12%*	11.00%	10.44%	7.57%
	SA Multi-Managed International Equity Portfolio[5] – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America Inc. and T. Rowe Price Associates, Inc.	1.22%*	10.92%	10.32%	7.46%
	SA Multi-Managed Large Cap Growth Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P. and Morgan Stanley Investment Management Inc.	0.88%*	16.26%	23.02%	18.12%
	SA Multi-Managed Large Cap Growth Portfolio[5] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P. and Morgan Stanley Investment Management Inc.	0.98%*	16.21%	22.90%	18.01%
	SA Multi-Managed Large Cap Value Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC American Century Investment Management, Inc. and Wellington Management Company LLP	0.94%	23.77%	10.66%	11.62%
	SA Multi-Managed Large Cap Value Portfolio[5] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc. and Wellington Management Company LLP	1.04%	23.57%	10.53%	11.50%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Stock (continued)	SA Multi-Managed Mid Cap Growth Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.09%	9.28%	20.93%	16.68%
	SA Multi-Managed Mid Cap Growth Portfolio[5] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.19%	9.17%	20.80%	16.56%
	SA Multi-Managed Mid Cap Value Portfolio[5] – Class 2[2] SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc. and Massachusetts Financial Services Company	1.10%	27.20%	10.77%	12.08%
	SA Multi-Managed Mid Cap Value Portfolio[5] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc. and Massachusetts Financial Services Company	1.20%	27.09%	10.66%	11.97%
	SA Multi-Managed Small Cap Portfolio[5] – Class 2[2] J.P. Morgan Investment Management Inc. SunAmerica Asset Management, LLC and Schroder Investment Management North America Inc.	1.10%	23.37%	10.86%	11.63%
	SA Multi-Managed Small Cap Portfolio[5] – Class 3 J.P. Morgan Investment Management Inc. SunAmerica Asset Management, LLC and Schroder Investment Management North America Inc.	1.20%	23.29%	10.76%	11.52%
	T. Rowe Price Blue Chip Growth Portfolio[4] – II Class T. Rowe Price Associates, Inc.	1.00%*	17.33%	22.96%	18.93%
	T. Rowe Price Equity Income Portfolio[4] – II Class T. Rowe Price Associates, Inc.	0.99%*	25.22%	10.74%	11.54%
Volatility Control	SA VCP Dynamic Allocation Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	9.31%	10.72%	N/A
	SA VCP Dynamic Strategy Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	10.09%	9.74%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[1]	Seasons Strategies are Variable Portfolios comprised of certain Underlying Funds of the Seasons Series Trust. Each Seasons Strategy is multi-managed by a group of managers identified above.
[2]	Available for investment if you purchased your contract prior to November 18, 2003.
[3]	Part of Managed Allocation Portfolios.
[4]	Part of Premier Portfolios.
[5]	Part of Select Portfolios.
[6]	On February 22, 2022, SA Wellington Real Return Portfolio was renamed SA American Century Inflation Protection Portfolio and American Century Investment Management, Inc. became its subadvisor.
[7]	Part of Focused Portfolios.
[8]	Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

SEASONS STRATEGIES AVAILABLE FOR INVESTMENT
This section contains the Seasons Strategies available for investment.

Growth Strategy
Goal: Long-term growth of capital, allocating its assets primarily to stocks. This Seasons Strategy may be best suited for those with longer periods to invest.
Target Asset Allocation:
Stocks 80%	Bonds 15%	Cash 5%
Balanced Growth Strategy
Goal: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This Seasons Strategy may be best suited for those approaching retirement and with less tolerance for investment risk.
Target Asset Allocation:
Stocks 55%	Bonds 40%	Cash 5%
Moderate Growth Strategy
Goal: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth Strategy. This Seasons Strategy may be best suited for those nearing retirement years but still earning income.
Target Asset Allocation:
Stocks 70%	Bonds 25%	Cash 5%
Conservative Growth Strategy
Goal: Capital preservation while maintaining some potential for growth over the long term. This Seasons Strategy may be best suited for those with lower investment risk tolerance.
Target Asset Allocation:
Stocks 42%	Bonds 53%	Cash 5%

STRATEGIC ALLOCATION PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, we will no longer offer the Strategic Allocation Program and we will no longer update the Strategic Allocation Program.
If you are currently invested in a Strategic Allocation, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Strategic Allocation Program was terminated; however, the investment will no longer be considered to be a Strategic Allocation and you may no longer trade into a Strategic Allocation. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Fidelity VIP Contrafund	0.99%	1.32%	1.98%
Fidelity VIP Equity-Income	2.64%	2.97%	3.30%
Fidelity VIP Investment Grade Bond	15.51%	10.56%	6.93%
Fidelity VIP Mid Cap	3.96%	5.61%	6.27%
Fidelity VIP Overseas	1.98%	2.64%	3.30%
SA Allocation Balanced	67.00%	0.00%	0.00%
SA Allocation Moderate	0.00%	67.00%	0.00%
SA Allocation Moderate Growth	0.00%	0.00%	67.00%
SA American Funds Global Growth	1.98%	2.31%	2.64%
SA American Funds Growth	0.66%	0.99%	1.32%
SA American Funds Growth-Income	1.32%	1.65%	1.98%
T. Rowe Price Blue Chip Growth II	0.99%	1.32%	1.32%
T. Rowe Price Equity Income II	2.97%	3.63%	3.96%
Total	100%	100%	100%
*    *     *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124678